Segment Information (Details Textual) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information (Additional Textual) [Abstract]
Number of company reporting segments	6
Personal Lines [Member]
Segment Information (Textual) [Abstract]
AARP earned premiums	$ 2.8	$ 2.8	$ 2.9